Deferred Exploration and Evaluation Expenditure (Tables)	6 Months Ended
Dec. 31, 2024
Deferred Exploration and Evaluation Expenditure [Abstract]
Schedule of Exploration and Evaluation Phases
	31 December 2024 $	30 June 2024 $
Exploration and evaluation phases:
Balance at beginning of period	35,213,542	34,724,374
Expenditure incurred	504,827	1,039,863
Foreign exchange movement	(1,099,219)	(550,695)
Balance at end of period	34,619,150	35,213,542